Net income per ordinary share (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Jan. 11, 2021	Nov. 25, 2020 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net income per ordinary share
Additional shares issued for share split (in shares)		143,681,555
Share split ratio	10
Numerator:
Net (loss)/income attributable to RLX Technology Inc. | ¥				¥ 534,328	¥ 1,441,219		¥ 2,024,713
Numerator for basic and diluted net (loss)/income per ordinary share (Basic) | ¥				534,328	1,441,219		2,024,713
Numerator for basic and diluted net (loss)/income per ordinary share (Diluted) | ¥				¥ 534,328	¥ 1,441,219		¥ 2,024,713
Denominator:
Weighted average number of ordinary shares				1,311,401,901	1,319,732,802	[1]	1,401,371,494	[1]
Adjustments for dilutive options and RSUs				29,043,752	8,411,290		8,319,385
Denominator for net (loss)/income per ordinary share - diluted				1,340,445,653	1,328,144,092	[1]	1,409,690,879	[1]
Net income per ordinary share
-Basic | (per share)			$ 0.057	¥ 0.407	¥ 1.092	[1]	¥ 1.445	[1]
-Diluted | (per share)			$ 0.056	¥ 0.399	¥ 1.085	[1]	¥ 1.436	[1]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.